Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,062,000.00
Previously Paid Amount	0.00
Total Fee Amount	699.06
Total Offset Amount	0.00
Net Fee	699.06
Narrative - Max Aggregate Offering Price	$ 5,062,000.00
Final Prospectus	true